Supplement to the
Fidelity Tax-Free Money Market Fund
December 29, 2007
Prospectus

On October 6, 2008, the Board of Trustees of Fidelity Tax-Free Money Market Fund (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund's participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces the similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 6.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

TFM-08-02 October 15, 2008 1.761611.111

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

Supplement to the
Fidelity® Cash Management Funds: Treasury Fund - Advisor B Class and Advisor C Class
December 29, 2007
Prospectus

On October 6, 2008, the Board of Trustees of Fidelity Cash Management Funds: Treasury Fund - Advisor B Class and Treasury Fund - Advisor C Class (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund's participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

DMFB/DMFC-08-02 October 15, 2008 1.480136.119

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary"section on page 5.

Annual operating expenses (paid from class assets)

Class B

Class C

Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	1.00%	1.00%
Other expenses	0.23%	0.22%
Total annual class operating expensesA,B	1.48%	1.47%

A Effective January 1, 2000, FMR has voluntarily agreed to reimburse Class B and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.45%. These arrangements may be discontinued by FMR at any time.

B In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class B and Class C of the fund and/or the fund's distributor may waive all or a portion of the 12b-1 fees of Class B and Class C of the fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class B and Class C of the fund will be able to avoid a negative yield.

Supplement to the Fidelity® Cash Management Funds: Treasury Fund, Prime Fund, and Tax-Exempt Fund - Capital Reserves Class
December 29, 2007
Prospectus

Treasury Fund
Prime Fund
Tax-Exempt

On October 6, 2008, the Board of Trustees of the funds listed above (the "Funds") approved the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Funds on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Funds. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Funds and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Funds will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces similar information for Tax-Exempt Portfolio found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

DMFR-08-03 October 15, 2008 1.480142.118

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary" section on page 7.

Annual operating expenses (paid from class assets)

Capital Reserves Class

Treasury Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expenses	0.22%
	Total annual class operating expensesA,B	0.97%
Prime Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expenses	0.24%
	Total annual class operating expensesA,B	0.99%
Tax-Exempt Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expenses	0.23%
	Total annual class operating expensesA,B	0.98%

A FMR has voluntarily agreed to reimburse Capital Reserves Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Capital Reserves Class

Effective Date

Treasury Fund	0.95%	1/1/00
Prime Fund	0.95%	1/1/00
Tax-Exempt Fund	0.95%	1/1/00

These arrangements may be discontinued by FMR at any time.

B In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Capital Reserves Class of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Capital Reserves Class of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Capital Reserves Class of each fund will be able to avoid a negative yield.

The following information replaces similar information for Tax-Exempt Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

Supplement to the
Fidelity® Cash Management Funds: Treasury Fund, Prime Fund, and Tax-Exempt Fund - Daily Money Class
December 29, 2007
Prospectus

Treasury Fund - Daily Money Class

Prime Fund - Daily Money Class

Tax-Exempt Fund - Daily Money Class

On October 6, 2008, the Board of Trustees of the funds listed above (the "Funds") approved the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Funds on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Funds. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Funds and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Funds will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces similar information for Tax-Exempt Portfolio found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

DMFI-08-03 October 15, 2008 1.480141.117

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary" section on page 7.

Annual operating expenses (paid from class assets)

Daily Money Class

Treasury Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.23%
	Total annual class operating expensesA,B	0.73%
Prime Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.24%
	Total annual class operating expensesA,B	0.74%
Tax-Exempt Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.23%
	Total annual class operating expensesA,B	0.73%

A FMR has voluntarily agreed to reimburse Daily Money Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Daily Money Class

Effective Date

Treasury Fund	0.70%	1/1/00
Prime Fund	0.70%	1/1/00
Tax-Exempt Fund	0.70%	1/1/00

These arrangements may be discontinued by FMR at any time.

B In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Daily Money Class of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Daily Money Class of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Daily Money Class of each fund will be able to avoid a negative yield.

The following information replaces similar information for Tax-Exempt Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.